American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
November 30, 2024

Avantis Short-Term Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 71.9%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	35,808
Automobile Components — 0.6%
Aptiv PLC, 4.35%, 3/15/29	75,000	73,821
Automobiles — 1.8%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	75,846
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,972
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	45,198
Toyota Motor Corp., 1.34%, 3/25/26	100,000	96,003
		237,019
Banks — 8.2%
Asian Development Bank, 2.875%, 5/6/25	50,000	49,643
Bank of Montreal, 1.85%, 5/1/25	72,000	71,151
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	76,606
Bank of Nova Scotia, 5.45%, 8/1/29	50,000	51,453
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(1)	50,000	50,981
Citigroup, Inc., 3.70%, 1/12/26	75,000	74,196
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	34,348
European Investment Bank, 1.375%, 3/15/27	50,000	46,997
Inter-American Development Bank, 3.125%, 9/18/28	50,000	48,216
International Bank for Reconstruction & Development, 0.75%, 8/26/30	50,000	41,261
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28(1)	100,000	95,927
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	63,226
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	100,000	100,197
Royal Bank of Canada, 6.00%, 11/1/27	75,000	77,952
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	65,764
Toronto-Dominion Bank, 4.99%, 4/5/29	100,000	101,132
Wells Fargo & Co., 3.55%, 9/29/25	36,000	35,707
		1,084,757
Biotechnology — 0.9%
AbbVie, Inc., 3.80%, 3/15/25	50,000	49,864
Amgen, Inc., 5.25%, 3/2/25	75,000	75,059
		124,923
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	27,384
Capital Markets — 7.2%
ARES Management Corp., 6.375%, 11/10/28	75,000	79,291
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	73,445
Charles Schwab Corp., 3.85%, 5/21/25	66,000	65,707
CME Group, Inc., 3.00%, 3/15/25	110,000	109,461
Franklin Resources, Inc., 2.85%, 3/30/25	100,000	99,345
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	65,705
Intercontinental Exchange, Inc., 3.75%, 12/1/25	50,000	49,663
Jefferies Financial Group, Inc., 5.875%, 7/21/28	75,000	77,352
Lazard Group LLC, 4.50%, 9/19/28	75,000	74,056
Nasdaq, Inc., 5.35%, 6/28/28	75,000	76,743
S&P Global, Inc., 2.70%, 3/1/29	100,000	93,014
State Street Corp., 3.55%, 8/18/25	86,000	85,405
		949,187

Chemicals — 0.6%
Mosaic Co., 5.375%, 11/15/28	75,000	76,741
Commercial Services and Supplies — 0.8%
Cintas Corp. No. 2, 3.45%, 5/1/25	100,000	99,436
Consumer Finance — 1.1%
American Express Co., 2.25%, 3/4/25	75,000	74,537
Capital One Financial Corp., 4.25%, 4/30/25	66,000	65,888
		140,425
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	65,691
Sysco Corp., 3.30%, 7/15/26	45,000	44,040
		109,731
Containers and Packaging — 0.6%
Amcor Group Finance PLC, 5.45%, 5/23/29	75,000	76,483
Diversified REITs — 4.8%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	75,000	72,554
Digital Realty Trust LP, 4.45%, 7/15/28	75,000	74,311
Extra Space Storage LP, 5.70%, 4/1/28	75,000	77,337
Federal Realty OP LP, 3.20%, 6/15/29	75,000	69,810
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	75,000	68,469
Prologis LP, 2.875%, 11/15/29	50,000	46,360
Simon Property Group LP, 2.45%, 9/13/29	100,000	90,743
Ventas Realty LP, 3.85%, 4/1/27	65,000	63,684
WP Carey, Inc., 3.85%, 7/15/29	75,000	72,065
		635,333
Electric Utilities — 6.6%
AEP Texas, Inc., 5.45%, 5/15/29	75,000	77,079
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,910
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	96,037
DTE Electric Co., 3.375%, 3/1/25	100,000	99,631
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,770
Edison International, 4.125%, 3/15/28	75,000	73,457
Emera U.S. Finance LP, 3.55%, 6/15/26	62,000	60,777
Florida Power & Light Co., 5.15%, 6/15/29	75,000	76,890
Georgia Power Co., 2.65%, 9/15/29	100,000	91,698
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	50,000	52,334
Pacific Gas & Electric Co., 6.10%, 1/15/29	75,000	78,223
Pacific Gas & Electric Co., 5.55%, 5/15/29	50,000	51,215
Public Service Electric & Gas Co., 3.20%, 5/15/29	50,000	47,507
		864,528
Electronic Equipment, Instruments and Components — 0.4%
Avnet, Inc., 6.25%, 3/15/28	50,000	51,786
Financial Services — 1.1%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	49,354
Global Payments, Inc., 4.95%, 8/15/27	50,000	50,260
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	50,000	48,212
		147,826
Food Products — 0.6%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	28,359
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	44,606
		72,965
Ground Transportation — 0.1%
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,800
Health Care Equipment and Supplies — 0.5%
Solventum Corp., 5.40%, 3/1/29(2)	60,000	60,867

Health Care Providers and Services — 2.3%
Cardinal Health, Inc., 5.125%, 2/15/29	75,000	76,056
CVS Health Corp., 3.25%, 8/15/29	35,000	32,385
HCA, Inc., 5.875%, 2/1/29	75,000	77,179
UnitedHealth Group, Inc., 2.875%, 8/15/29	100,000	93,116
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	28,371
		307,107
Hotels, Restaurants and Leisure — 1.5%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	96,641
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	45,015
Marriott International, Inc., 5.00%, 10/15/27	60,000	60,691
		202,347
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., 5.45%, 6/1/28	75,000	75,863
Industrial Conglomerates — 1.5%
3M Co., 2.65%, 4/15/25	100,000	99,184
Honeywell International, Inc., 4.875%, 9/1/29(1)	100,000	101,756
		200,940
Insurance — 4.5%
American International Group, Inc., 4.20%, 4/1/28	75,000	73,904
Aon Global Ltd., 3.875%, 12/15/25	50,000	49,576
Chubb INA Holdings LLC, 3.15%, 3/15/25	100,000	99,509
Lincoln National Corp., 3.80%, 3/1/28	75,000	72,926
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	100,000	99,656
MetLife, Inc., 3.00%, 3/1/25	75,000	74,649
Reinsurance Group of America, Inc., 3.95%, 9/15/26	75,000	74,017
Willis North America, Inc., 4.50%, 9/15/28	50,000	49,614
		593,851
IT Services — 0.7%
International Business Machines Corp., 3.50%, 5/15/29	100,000	95,837
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29(1)	100,000	101,911
Machinery — 2.6%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	35,503
Cummins, Inc., 4.90%, 2/20/29	100,000	101,504
John Deere Capital Corp., 4.95%, 7/14/28	25,000	25,447
PACCAR Financial Corp., 4.00%, 9/26/29	100,000	97,820
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	78,180
		338,454
Media — 0.3%
Comcast Corp., 3.375%, 8/15/25	42,000	41,655
Metals and Mining — 0.1%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,880
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 5.40%, 6/1/29	75,000	76,626
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 4.80%, 5/3/29	60,000	59,717
ConocoPhillips Co., 6.95%, 4/15/29	100,000	109,781
Energy Transfer LP, 3.90%, 7/15/26	70,000	69,060
EOG Resources, Inc., 3.15%, 4/1/25	100,000	99,428
Equinor ASA, 7.25%, 9/23/27	100,000	107,580
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	71,619
ONEOK, Inc., 3.40%, 9/1/29	75,000	70,523
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	24,000	24,016
Shell International Finance BV, 3.25%, 5/11/25	66,000	65,564

Targa Resources Corp., 6.15%, 3/1/29	75,000	78,777
Williams Cos., Inc., 4.00%, 9/15/25	66,000	65,592
		821,657
Paper and Forest Products — 0.9%
Georgia-Pacific LLC, 7.75%, 11/15/29	100,000	114,105
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	75,658
Personal Care Products — 1.5%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	36,000
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,141
Unilever Capital Corp., 2.125%, 9/6/29	100,000	90,234
		201,375
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	91,225
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,824
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,618
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	75,822
		222,489
Real Estate Management and Development — 0.6%
CBRE Services, Inc., 5.50%, 4/1/29	75,000	77,078
Residential REITs — 2.0%
AvalonBay Communities, Inc., 1.90%, 12/1/28	100,000	90,184
AvalonBay Communities, Inc., 3.30%, 6/1/29	50,000	47,391
Camden Property Trust, 4.10%, 10/15/28	50,000	49,129
UDR, Inc., 4.40%, 1/26/29	75,000	73,745
		260,449
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	65,000	62,619
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	65,785
		128,404
Semiconductors and Semiconductor Equipment — 0.9%
Lam Research Corp., 3.80%, 3/15/25	60,000	59,806
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	64,146
		123,952
Specialized REITs — 0.9%
American Tower Corp., 3.55%, 7/15/27	65,000	63,232
Crown Castle, Inc., 5.60%, 6/1/29	50,000	51,485
		114,717
Specialty Retail — 1.8%
AutoNation, Inc., 3.80%, 11/15/27	75,000	72,793
Home Depot, Inc., 4.90%, 4/15/29	50,000	50,853
Home Depot, Inc., 4.75%, 6/25/29	50,000	50,558
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,937
		240,141
Technology Hardware, Storage and Peripherals — 0.3%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	36,044
Textiles, Apparel and Luxury Goods — 0.8%
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	99,190
TOTAL CORPORATE BONDS (Cost $9,451,388)		9,456,550
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Notes, 1.75%, 12/31/24(3)	170,000	169,612
U.S. Treasury Notes, 0.625%, 11/30/27	150,000	135,384
U.S. Treasury Notes, 0.625%, 12/31/27	120,000	107,991
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	191,383

U.S. Treasury Notes, 1.25%, 4/30/28	250,000	227,300
U.S. Treasury Notes, 1.25%, 6/30/28	550,000	497,922
U.S. Treasury Notes, 1.00%, 7/31/28	500,000	447,451
U.S. Treasury Notes, 1.375%, 12/31/28	290,000	260,501
U.S. Treasury Notes, 2.375%, 5/15/29	110,000	102,401
U.S. Treasury Notes, 1.625%, 8/15/29	200,000	179,297
U.S. Treasury Notes, 3.50%, 9/30/29	100,000	97,434
U.S. Treasury Notes, 4.00%, 10/31/29	100,000	99,574
U.S. Treasury Notes, 3.875%, 11/30/29	160,000	158,384
TOTAL U.S. TREASURY SECURITIES (Cost $2,680,044)		2,674,634
U.S. GOVERNMENT AGENCY SECURITIES — 6.6%
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	100,000	100,033
FHLB, 0.375%, 9/4/25	25,000	24,260
FHLB, 1.25%, 12/21/26	100,000	94,481
FHLB, 3.25%, 11/16/28	100,000	97,214
FHLMC, 1.50%, 2/12/25	100,000	99,406
FHLMC, 6.75%, 9/15/29	125,000	139,431
FNMA, 0.375%, 8/25/25	25,000	24,287
FNMA, 1.875%, 9/24/26	100,000	96,037
FNMA, 6.25%, 5/15/29	130,000	141,537
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	47,186
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $878,179)		863,872
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	80,454	80,454
State Street Navigator Securities Lending Government Money Market Portfolio(4)	361,625	361,625
TOTAL SHORT-TERM INVESTMENTS (Cost $442,079)		442,079
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $13,451,690)		13,437,135
OTHER ASSETS AND LIABILITIES — (2.2)%		(288,308)
TOTAL NET ASSETS — 100.0%		$13,148,827

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $350,575. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,867, which represented 0.5% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $161,591.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $361,625.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,456,550	—
U.S. Treasury Securities	—	2,674,634	—
U.S. Government Agency Securities	—	863,872	—
Short-Term Investments	$442,079	—	—
	$442,079	$12,995,056	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.